FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets, Fair Value Disclosure [Abstract]
Total financial assets		$ 9,466	$ 11,955
Liabilities:
Total financial liabilities		7	86
Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		9,466	11,955
Warrant [Member]
Liabilities:
Warrants liability	[1]	7	86
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		0	0
Liabilities:
Total financial liabilities		0	0
Level 1 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		0	0
Level 1 [Member] | Warrant [Member]
Liabilities:
Warrants liability	[1]	0	0
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		9,466	11,955
Liabilities:
Total financial liabilities		0	0
Level 2 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		9,466	11,955
Level 2 [Member] | Warrant [Member]
Liabilities:
Warrants liability	[1]	0	0
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		0	0
Liabilities:
Total financial liabilities		7	86
Level 3 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		0	0
Level 3 [Member] | Warrant [Member]
Liabilities:
Warrants liability	[1]	$ 7	$ 86

[1]	As part of the Transactions, the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering (see Note 12). The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.